Subsequent Events (Details) (USD $)	3 Months Ended
	Mar. 25, 2014	Mar. 26, 2014	Feb. 18, 2014 Over-Allotment Option	Mar. 05, 2014 Kamsarmax Vessels	Feb. 18, 2014 Public offering
Subsequent Event [Line Items]
Newbuildings Program Number Of Vessels				3
Common stock - shares issued			885,000		6,785,000
Shares issued price per share					$ 6.25
Number of shares cancelled under equity incentive plan	68,401
Number of shares reserved for issuance under the plan		2,000,000